Stockholders' Equity - Summary of Warrant Exercises (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Number of Warrants	53,093,902	0
Total Proceeds	$ 558,000
Mayne [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	10,250,569
Exercise Price	$ 0.0878
Total Proceeds	$ 900,000
Mayne [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	33,333,333
Exercise Price	$ 0.0750
Total Proceeds	$ 2,500,001
Mayne [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	4,860,000
Exercise Price	$ 0.1200
Total Proceeds	$ 583,200
Total Mayne Exercises [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	48,443,902
Total Proceeds	$ 3,983,201
May 2016 Financing Finders [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	150,000
Exercise Price	$ 0.1200
Total Proceeds	$ 18,000
May 2016 Financing Investors [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	4,500,000
Exercise Price	$ 0.1200
Total Proceeds	$ 540,000
Mayne and May 2016 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	53,093,902
Total Proceeds	$ 4,541,201